Financial Instruments and Risk Management (Schedule of Gains or Losses Related to Financial Instruments) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of Derivative Instruments by Risk Exposure [Abstract]
Interest income	€ 1,989	€ 2,902	€ 1,221
Interest expense	(12,113)	(13,497)	(15,677)
Accretion interest expense convertible notes at amortized value	(4,469)	(4,401)	(6,010)
Loss resulting from early extinguishment of debt	(2,209)	(824)	(3,609)
Result on investments	(766)	0	0
Revaluation conversion option	0	(4,378)
Losses Foreign currency exchange, net	(3,957)	7,040
Addition to allowance for doubtful accounts receivable	€ (2,825)	€ (356)	€ (461)